INTERCAPITAL INSURED CALIFORNIA MUNICIPAL SECURITIES    Two World Trade Center,
                                                        New York, New York 10048

LETTER TO THE SHAREHOLDERS April 30, 1997

DEAR SHAREHOLDER:

We are pleased to present the semi-annual report on the operations of InterCapital Insured California Municipal Securities (ICS) for the period ended April 30, 1997.

Economic growth moderated during the third quarter of 1996, causing fixed-income yields to move lower through November. However, an acceleration of economic activity led by consumer spending developed in the fourth quarter of 1996 and continued into the first quarter of 1997. This contributed to rising interest rates between December and April. On March 25, 1997, the Federal Reserve Board raised the federal-funds rate 25 basis points to 5.50 percent in a preemptive move against a possible acceleration in the rate of inflation. Subsequently, the fixed-income markets began to anticipate the possibility of additional rate hikes by the Fed.

MUNICIPAL MARKET CONDITIONS

Municipal yields followed the trend of Treasury yields, but were less volatile. Long-term insured revenue bond yields moved as low as 5.45 percent in November 1996, before rising to 5.75 percent in April 1997. Similarly, yields on one-year municipal notes moved from 3.70 to 3.95 percent over the past six months. The yield curve pick-up for extending maturities from 1 to 30 years increased to 180 basis points.

                            BOND YIELDS  1994-1997



                                                 Insured Municipal
              30-Year Insured                     Revenue Yields
                 Municipal      30-Year U.S.    as a Percentage of
               Revenue Yields  Treasury Yields  U.S. Treasury Yields
                   5.45            6.35               0.8586
Jan '94            5.29            6.24               0.8481
                   5.64            6.66               0.8468
                   6.19            7.09               0.8728
                   6.24            7.31               0.854
                   6.23            7.43               0.8387
                   6.31            7.61               0.8293
                   6.15            7.4                0.8314
                   6.17            7.45               0.828
                   6.42            7.82               0.8212
                   6.66            7.97               0.8356
                   6.99            8                  0.8738
                   6.65            7.88               0.8438
Jan '95            6.42            7.7                0.834
                   6.12            7.44               0.8222
                   6.07            7.43               0.8167
                   6.05            7.34               0.8245
                   5.84            6.65               0.8784
                   6               6.62               0.9066
                   5.99            6.85               0.875
                   5.98            6.65               0.8997
                   5.97            6.5                0.9184
                   5.79            6.33               0.915
                   5.61            6.13               0.9151
                   5.49            5.95               0.923
Jan '96            5.42            6.03               0.8989
                   5.55            6.47               0.8577
                   5.89            6.67               0.8835
                   5.94            6.91               0.8601
                   5.99            6.99               0.8571
                   5.86            6.87               0.8529
                   5.77            6.97               0.8278
                   5.82            7.12               0.8176
                   5.71            6.92               0.8248
                   5.6             6.64               0.8431
                   5.45            6.35               0.8583
                   5.56            6.64               0.8372
Jan '97            5.63            6.79               0.8293
                   5.53            6.8                0.8129
                   5.83            7.1                0.8216
                   5.74            6.96               0.8251

Source:  Bloomberg L.P.

INTERCAPITAL INSURED CALIFORNIA MUNICIPAL SECURITIES

The ratio of 30-year insured revenue bond yields to 30-year U.S. Treasury yields declined from 86 percent at the end of October 1996 to 82 percent in April 1997. A declining ratio means that municipals have outperformed Treasuries, but have become relatively more expensive. The ratio has ranged from 81 to 92 percent over the past three years.

New-issue municipal volume was down 6 percent during the first four months of 1997. However, underwriting volume for the full year is expected to exceed bond maturities and redemptions. California new-issue underwriting represented 11 percent of national volume.

PERFORMANCE

Over the six-month period ended April 30, 1997, the Trust's net asset value
(NAV) declined from $15.02 to $14.81. Based on this NAV change plus reinvestment of tax-free dividends totaling $0.41 per share, the Trust's total NAV return was
1.47 percent. ICS's market price on the New York Stock Exchange moved from $13.50 to $13.875 per share. Based on this change in market price plus reinvestment of tax-free dividends, ICS's total market return was 5.77 percent. On April 30, 1997, the Trust was trading at a 6 percent discount to NAV. Undistributed net investment income available for dividends declined from $0.116 to $0.098 per share.

PORTFOLIO STRUCTURE

The Trust remained fully invested in long-term municipal bonds during the period. Investments were diversified among 12 long-term sectors and 25 credits. ICS's average maturity and call


FIVE LARGEST SECTORS AS OF APRIL 30, 1997
[% OF NET ASSETS]


TAX ALLOCATION                          25%
HOSPITAL                                15%
TRANSPORTATION                          12%
GENERAL OBLIGATION                       9%
MORTGAGE                                 8%
ALL OTHERS                              31%



Portfolio structure is subject to change.


BOND INSURANCE AS OF APRIL 30, 1997
[% OF TOTAL LONG-TERM PORTFOLIO]

MBIA                                    42%
AMBAC                                   31%
FSA                                     13%
FGIC                                    11%
CONNIE LEE                               3%


Portfolio structure is subject to change.

INTERCAPITAL INSURED CALIFORNIA MUNICIPAL SECURITIES protection were 22 years 7 years, respectively. To assure the timely payment of principal and interest, each position in the portfolio was backed by triple "A" rated bond insurance.

LOOKING AHEAD

With the collapse of flat-tax proposals, municipal bonds have improved relative to U.S. Treasury securities. Although tax-free yields are currently somewhat "rich" in their historical relationship with Treasury yields, the long-term benefit of tax-exemption remains intact.

The Trust's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps to support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust, when appropriate, may purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During the six-month period ended April 30, 1997, ICS purchased and retired 34,700 shares of beneficial interest at a weighted average market discount of 7.33 percent.

We appreciate your ongoing support of InterCapital Insured California Municipal Securities and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO

CHARLES A. FIUMEFREDDO
Chairman of the Board

INTERCAPITAL INSURED CALIFORNIA MUNICIPAL SECURITIES

PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited)

PRINCIPAL
AMOUNT IN                                                                                  COUPON     MATURITY
THOUSANDS                                                                                   RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
              CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (97.0%)
              General Obligation (8.9%)
 $ 3,000      California, Various Purpose 03/01/94 (FSA)...............................     5.50%     03/01/20     $ 2,857,470
   3,000      Moulton-Niguel Water District, 1993 Refg (MBIA)..........................     5.00      09/01/19       2,677,260
--------                                                                                                           -----------
   6,000                                                                                                             5,534,730
--------                                                                                                           -----------

              Educational Facilities Revenue (2.5%)
   1,500      California Educational Facilities Authority, National University Ser 1994
--------       (Connie Lee)............................................................     6.20      05/01/21       1,533,180
                                                                                                                   -----------

              Electric Revenue (6.6%)
   1,000      Anaheim Public Financing Authority, San Juan 2nd Ser (FGIC)..............     5.75      10/01/22         982,900
   3,000      Sacramento Municipal Utility District, 1992 Ser B (MBIA).................     6.375     08/15/22       3,148,290
--------                                                                                                           -----------
   4,000                                                                                                             4,131,190
--------                                                                                                           -----------

              Hospital Revenue (15.1%)
   2,000      Anaheim, Anaheim Memorial Hospital Association COPs (AMBAC)..............     5.125     05/15/20       1,808,360
   3,000      California Health Facilities Financing Authority, Catholic Healthcare
               West 1994 B (AMBAC).....................................................     5.00      07/01/21       2,647,350
   3,000      California Statewide Communities Development Authority, Sharp Health Care
               COPs (MBIA).............................................................     6.00      08/15/24       3,025,170
   2,000      San Mateo County Joint Powers Financing Authority, San Mateo County
               Health Center 1994 Ser A (FSA)..........................................     5.75      07/15/22       1,965,840
--------                                                                                                           -----------
  10,000                                                                                                             9,446,720
--------                                                                                                           -----------

              Mortgage Revenue - Multi-Family (5.0%)
   3,000      Los Angeles Community Redevelopment Agency, 1994 Ser A (AMBAC)...........     6.45      07/01/17       3,108,810
--------                                                                                                           -----------

              Mortgage Revenue - Single Family (3.2%)
   1,990      California Housing Finance Agency, 1995 Ser B (AMT) (AMBAC)..............     6.25      08/01/14       2,017,243
--------                                                                                                           -----------

              Public Facilities Revenue (3.1%)
   1,000      Glendale Unified School District, 1994 Ser A COPs (AMBAC)................     6.00      03/01/19       1,008,080
   1,000      Los Angeles Convention & Exhibition Center Authority, 1993 Refg Ser A
               (MBIA)..................................................................     5.375     08/15/18         940,180
--------                                                                                                           -----------
   2,000                                                                                                             1,948,260
--------                                                                                                           -----------

              Tax Allocation (25.0%)
   3,000      Bay Area Government Association, Pool 1994 Ser A (FSA)...................     6.00      12/15/24       3,032,520
   2,000      Brea Redevelopment Agency, 1993 Refg Ser AB (MBIA).......................     5.75      08/01/23       1,965,240
   2,000      Cerritos Public Finance Authority, Los Coyotes Redev Ser 1993 A
               (AMBAC).................................................................     5.75      11/01/22       1,965,860
   3,000      Corona Redevelopment Agency, Area A 1994 Refg Ser A (FGIC)...............     6.25      09/01/13       3,148,890
   3,000      Pittsburg Redevelopment Agency, Los Medanos Refg Ser 1993 A (AMBAC)......     5.00      08/01/17       2,699,430
   3,000      Yorba Linda Redevelopment Agency, Ser 1993 A (MBIA)......................     5.25      09/01/23       2,748,180
--------                                                                                                           -----------
  16,000                                                                                                            15,560,120
--------                                                                                                           -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

INTERCAPITAL INSURED CALIFORNIA MUNICIPAL SECURITIES

PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                  COUPON     MATURITY
THOUSANDS                                                                                   RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
              Transportation Facilities Revenue (11.6%)
 $ 3,000      Los Angeles County Transportation Commission, Second Sr Ser 1992 A
               (MBIA)..................................................................     6.00%     07/01/23     $ 3,025,740
              San Francisco Airports Commission, San Francisco Int'l Airport
   2,000       Second Ser Refg Issue 4 (MBIA)..........................................     6.00      05/01/20       2,018,960
   2,000       Second Ser Refg Issue 2 (MBIA)..........................................     6.75      05/01/20       2,176,660
--------                                                                                                           -----------
   7,000                                                                                                             7,221,360
--------                                                                                                           -----------

              Water & Sewer Revenue (7.5%)
   2,900      Garden Grove Public Financing Authority, Water Ser 1993 (FGIC)...........     5.50      12/15/23       2,752,419
   2,000      Los Angeles, Wastewater Refg Ser 1993 A (MBIA)...........................     5.70      06/01/20       1,954,720
--------                                                                                                           -----------
   4,900                                                                                                             4,707,139
--------                                                                                                           -----------

              Other Revenue (3.2%)
   2,000      South Orange County Public Financing District #88-1, 1994 Ser A (MBIA)...     6.00      09/01/18       2,014,140
--------                                                                                                           -----------

              Refunded (5.3%)
   3,000      Central Coast Water Authority, Ser 1992 (AMBAC)..........................     6.60      10/01/02++     3,310,350
--------                                                                                                           -----------
  61,390      TOTAL CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $58,068,401).......................      60,533,242
--------                                                                                                           -----------
              CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL OBLIGATION (1.3%)
     800      California Pollution Control Financing Authority, Southern California
--------       Edison Co Ser 1986 B (Demand 05/01/97) (Identified Cost $800,000).......     3.85*     02/28/08         800,000
                                                                                                                   -----------

 $62,190      TOTAL INVESTMENTS (Identified Cost $58,868,401) (a)....................................    98.3%      61,333,242
========
              CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES...........................................   1.7        1,044,029
                                                                                                         ----      -----------

              NET ASSETS..............................................................................  100.0%     $62,377,271
                                                                                                        =====      ===========


---------------------

     AMT      Alternative Minimum Tax.
     COPs     Certificates of Participation.
      ++      Prerefunded to call date shown.
      *       Current coupon of variable rate demand obligation.
     (a)      The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $2,492,372 and the aggregate gross unrealized depreciation is $27,531, resulting in net unrealized appreciation of $2,464,841.

Bond Insurance:
---------------
    AMBAC     AMBAC Indemnity Corporation.
  Connie Lee  Connie Lee Insurance Company.
     FGIC     Financial Guaranty Insurance Company.
     FSA      Financial Security Assurance Inc.
     MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

INTERCAPITAL INSURED CALIFORNIA MUNICIPAL SECURITIES

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
April 30, 1997 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $58,868,401).........................................    $61,333,242
Cash...................................................................         75,086
Interest receivable....................................................      1,007,445
Deferred organizational expenses.......................................         14,650
Prepaid expenses.......................................................         11,763
                                                                           -----------

    TOTAL ASSETS.......................................................     62,442,186
                                                                           -----------

LIABILITIES:
Investment management fee payable......................................         20,185
Accrued expenses.......................................................         44,730
                                                                           -----------

    TOTAL LIABILITIES..................................................         64,915
                                                                           -----------

NET ASSETS:
Preferred shares of beneficial interest (1,000,000 shares authorized of
 non-participating $.01 par value, none issued)........................          --
                                                                           -----------
Common shares of beneficial interest (unlimited shares authorized of
 $.01 par value, 4,210,513 shares outstanding).........................     59,528,495
Net unrealized appreciation............................................      2,464,841
Accumulated undistributed net investment income........................        411,091
Accumulated net realized loss..........................................        (27,156)
                                                                           -----------

    NET ASSETS.........................................................    $62,377,271
                                                                           ===========

NET ASSET VALUE PER COMMON SHARE
 ($62,377,271 divided by 4,210,513 common shares outstanding)..........         $14.81
                                                                                ======

        SEE NOTES TO FINANCIAL STATEMENTS

INTERCAPITAL INSURED CALIFORNIA MUNICIPAL SECURITIES

STATEMENT OF OPERATIONS
For the six months ended April 30, 1997 (unaudited)

NET INVESTMENT INCOME:

INTEREST INCOME.........................................................    $1,805,993
                                                                            ----------

EXPENSES
Investment management fee...............................................       109,943
Professional fees.......................................................        24,609
Transfer agent fees and expenses........................................         9,504
Registration fees.......................................................         8,408
Shareholder reports and notices.........................................         8,375
Trustees' fees and expenses.............................................         7,609
Organizational expenses.................................................         3,966
Custodian fees..........................................................         1,825
Other...................................................................         3,716
                                                                            ----------

    TOTAL EXPENSES......................................................       177,955

    LESS: EXPENSE OFFSET................................................        (1,821)
                                                                            ----------

    NET EXPENSES........................................................       176,134
                                                                            ----------

    NET INVESTMENT INCOME...............................................     1,629,859
                                                                            ----------

NET REALIZED AND UNREALIZED LOSS:
Net realized loss.......................................................          (377)
Net change in unrealized appreciation...................................      (811,526)
                                                                            ----------

    NET LOSS............................................................      (811,903)
                                                                            ----------

NET INCREASE............................................................    $  817,956
                                                                            ==========

        SEE NOTES TO FINANCIAL STATEMENTS

INTERCAPITAL INSURED CALIFORNIA MUNICIPAL SECURITIES

STATEMENT OF CHANGES IN NET ASSETS
                                                         FOR THE SIX
                                                         MONTHS ENDED       FOR THE YEAR
                                                          APRIL 30,            ENDED
                                                             1997         OCTOBER 31, 1996
-------------------------------------------------------------------------------------------
                                                         (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income................................    $ 1,629,859         $ 3,333,747
Net realized loss....................................           (377)            (25,529)
Net change in unrealized appreciation................       (811,526)            555,060
                                                         -----------         -----------

    NET INCREASE.....................................        817,956           3,863,278
                                                         -----------         -----------

DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS
FROM:
Net investment income................................     (1,710,574)         (3,230,079)
Net realized gain....................................        --                  (38,327)
                                                         -----------         -----------

    TOTAL............................................     (1,710,574)         (3,268,406)
                                                         -----------         -----------

Decrease from transactions in common shares of
 beneficial interest.................................       (483,352)         (1,310,404)
                                                         -----------         -----------

    NET DECREASE.....................................     (1,375,970)           (715,532)

NET ASSETS:
Beginning of period..................................     63,753,241          64,468,773
                                                         -----------         -----------

    END OF PERIOD
    (Including undistributed net investment income of
    $411,091 and $491,806, respectively).............    $62,377,271         $63,753,241
                                                         ===========         ===========

        SEE NOTES TO FINANCIAL STATEMENTS

INTERCAPITAL INSURED CALIFORNIA MUNICIPAL SECURITIES

NOTES TO FINANCIAL STATEMENTS April 30, 1997 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

InterCapital Insured California Municipal Securities (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from both federal and California income taxes. The Trust was organized as a Massachusetts business trust on October 14, 1993 and commenced operations on February 28, 1994.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued for the Trust by an outside independent pricing service approved by the Trustees. The pricing service has informed the Trust that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax

INTERCAPITAL INSURED CALIFORNIA MUNICIPAL SECURITIES

NOTES TO FINANCIAL STATEMENTS April 30, 1997 (unaudited) continued

regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. ORGANIZATIONAL EXPENSES -- Dean Witter InterCapital Inc. (the "Investment Manager") paid the organizational expenses of the Trust's common shares in the amount of $40,000 which have been reimbursed by the Trust for the full amount thereof. Such expenses have been deferred and are being amortized by the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Trust pays the Investment Manager a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets.

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 1997 aggregated $500,750.

Dean Witter Trust Company, an affiliate of the Investment Manager, is the Trust's transfer agent. At April 30, 1997, the Trust had transfer agent fees and expenses payable of approximately $4,300.

INTERCAPITAL INSURED CALIFORNIA MUNICIPAL SECURITIES

NOTES TO FINANCIAL STATEMENTS April 30, 1997 (unaudited) continued

4. PREFERRED SHARES OF BENEFICIAL INTEREST

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The preferred shares have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Upon issuance, the Trust will be subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

5. COMMON SHARES OF BENEFICIAL INTEREST

Transactions in common shares of beneficial interest were as follows:

                                                                                                                    CAPITAL
                                                                                                                    PAID IN
                                                                                                                   EXCESS OF
                                                                                       SHARES       PAR VALUE      PAR VALUE
                                                                                      ---------     ---------     -----------
Balance, October 31, 1995.........................................................    4,343,213      $43,432      $61,278,819
Treasury shares purchased and retired (weighted average discount 10.42%)*.........      (98,000)        (980)      (1,309,424)
                                                                                      ---------      -------      -----------
Balance, October 31, 1996.........................................................    4,245,213       42,452       59,969,395
Treasury shares purchased and retired (weighted average discount 7.33%)*..........      (34,700)        (347)        (483,005)
                                                                                      ---------      -------      -----------
Balance, April 30, 1997...........................................................    4,210,513      $42,105      $59,486,390
                                                                                      =========      =======      ===========

---------------------
* The Trustees have voted to retire the shares purchased.

6. FEDERAL INCOME TAX STATUS

At October 31, 1996, the Trust had a net capital loss carryover of approximately 25,500 which will be available through October 31, 2004 to offset future capital gains to the extent provided by regulations.

INTERCAPITAL INSURED CALIFORNIA MUNICIPAL SECURITIES

NOTES TO FINANCIAL STATEMENTS April 30, 1997 (unaudited) continued

7. DIVIDENDS TO COMMON SHAREHOLDERS

The Trust declared the following dividends from net investment income:

 DECLARATION        AMOUNT          RECORD            PAYABLE
     DATE          PER SHARE         DATE              DATE
--------------     ---------     -------------     -------------
April 29, 1997      $0.0675       May 9, 1997      May 23, 1997
May 27, 1997        $0.0675       June 6, 1997     June 20, 1997

INTERCAPITAL INSURED CALIFORNIA MUNICIPAL SECURITIES

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                FOR THE PERIOD
                                                      FOR THE SIX             FOR THE YEAR ENDED              FEBRUARY 28, 1994*
                                                      MONTHS ENDED               OCTOBER 31,**                      THROUGH
                                                       APRIL 30,             ---------------------                OCTOBER 31,
                                                         1997**              1996             1995                 1994**++
   ---------------------------------------------------------------------------------------------------------------------------
                                                      (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..............      $  15.02             $  14.84         $  13.15             $  14.06
                                                        --------             --------         --------             --------
Net investment income.............................          0.39                 0.78             0.76                 0.41
Net realized and unrealized gain (loss)...........         (0.20)                0.12             1.59                (0.92)
                                                        --------             --------         --------             --------
Total from investment operations..................          0.19                 0.90             2.35                (0.51)
                                                        --------             --------         --------             --------
Less dividends and distributions from:
   Net investment income..........................         (0.41)               (0.75)           (0.72)               (0.36)
   Net realized gain..............................          --                  (0.01)             --                   --
                                                        --------             --------         --------             --------
Total dividends and distributions.................         (0.41)               (0.76)           (0.72)               (0.36)
                                                        --------             --------         --------             --------
Anti-dilutive effect of acquiring treasury
 shares...........................................          0.01                 0.04             0.04                 0.04
                                                        --------             --------         --------             --------
Offering costs charged against capital............          --                   --               0.02                (0.08)
                                                        --------             --------         --------             --------
Net asset value, end of period....................      $  14.81             $  15.02         $  14.84             $  13.15
                                                        ========             ========         ========             ========
Market value, end of period.......................      $ 13.875             $  13.50         $  12.50             $  11.00
                                                        ========             ========         ========             ========
TOTAL INVESTMENT RETURN+..........................          5.77%(1)            14.33%           20.51%              (24.55)%(1)
RATIOS TO AVERAGE NET ASSETS:
Total expenses....................................          0.57%(2)(3)          0.58%(3)         0.72%(3)             0.65%(2)
Net investment income.............................          5.19%(2)             5.22%            5.35%                4.45%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...........       $62,377              $63,753          $64,469              $58,822
Portfolio turnover rate...........................          --                   --                  3%                --

---------------------
 *  Commencement of operations.
 ** The per share amounts were computed using an average number of shares outstanding during the period.
 + Total investment return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect sales charges or brokerage commissions.
 ++ Restated for comparative purposes.
(1) Not annualized.
(2) Annualized.
(3) Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

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

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

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion thereon.




INTERCAPITAL
INSURED
CALIFORNIA
MUNICIPAL
SECURITIES



Semiannual Report
April 30, 1997